Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity

Note 9 - Equity

A.

The Company’s authorized share capital is 1,000,000,000 ordinary shares, with no par value, and 50,000,000 non-voting senior preferred shares, with no par value, divided into 5 classes of 10,000,000 preferred shares in each class.

On September 17, 2024, the ratio between ADSs and shares was changed from 1:10 to 1:200. In addition, On March 2, 2026, the Company effected a 1:10 change ratio, such that each ADS currently represents 2,000 shares. Accordingly, in these consolidated financial statements, all numbers of ADSs have been retrospectively adjusted to reflect the change ratio.

B.	The Company’s share capital

	As of December 31, 2025		As of December 31, 2024
	Number of shares in thousands
	Authorized	Issued and paid-in	Authorized	Issued and paid-in
Shares, no par value	100,000,000	1,858,912	1,000,000	517,129
Class A preferred shares, no par value	10,000		10,000	-
Class B preferred shares, no par value	10,000		10,000	-
Class C preferred shares, no par value	10,000		10,000	-
Class D preferred shares, no par value	10,000		10,000	-
Class E preferred shares, no par value	10,000		10,000	-
C.	Changes in share capital during the year

	For the year ended December 31
	2025	(*)2024	(*)2023
	Number of ADSs in thousands
Issued as at January 1	259	126	92
Issuance of ADSs (See D below)	44	93	32
Vesting of RSUs	1	2	2
Exercise of warrants and prefunded warrants	132	38	-
Issuance of ADSs – September 2025 Offering	494	-	-
Issued as at December 31	930	259	126

*	Restated to reflect a 1:10 reverse ratio that took place in March 2026. (see also note 9A)

D.	Financing rounds

1.

On September 5, 2025, the Company completed a public offering pursuant to an effective registration statement on Form F-1. In this offering, the Company issued an aggregate of 305,500 ADSs and pre-funded warrants to purchase up to 294,500 ADSs (of which 188,500 were exercised prior to the closing) at an offering price of USD 10.00 per ADS and USD 9.999 per pre-funded warrant, each accompanied by ordinary warrants. The offering generated aggregate gross proceeds of approximately USD 6.0 million (approximately USD 5.3 million net of placement agent fees and offering expenses).

In addition, the Company issued twenty-four month warrants to purchase up to 1,200,000 ADSs at an exercise price of USD 10.00 per ADS. The warrants are immediately exercisable and expire two years from the closing date. The pre-funded warrants have an exercise price of USD 0.001 per ADS.

In connection with the offering, the Company issued to the placement agent warrants to purchase up to 42,000 ADSs at an exercise price of USD 12.50 per ADS. The placement agent warrants are immediately exercisable and expire on September 7, 2027.

2.

On December 5, 2024, in a registered direct offering on the NASDAQ, the Company raised USD 2.83 million gross (approximately USD 2.5 million net of placement agent fees). The Company issued 47,267 ADSs at a purchase price of USD 60 per ADS, recorded in equity in the amount of USD 2.5 million net of issuance expenses.

In addition, the Company issued to the placement agent registered compensation warrants to purchase up to 3,309 ADSs at a value of USD 109 thousand (included in the net amount raised above), at an exercise price of USD 75 per ADS. These warrants are immediately exercisable and have a term of five years.

3.

On July 2, 2024, the Company raised USD 2 million gross (approximately USD 1.8 million net of placement agent fees) in a warrant inducement transaction. In this transaction, the Company induced the exercise of certain existing warrants to purchase an aggregate of 28,168 American Depositary Shares (ADSs) of which 16,647 ADSs held in abeyance. The existing warrants had original exercise prices ranging from USD 250 to USD 4,000 per ADS and were originally issued by the Company in October 2023, June 2020, January 2019 and June 2018. The exercise price for these existing warrants was reduced to USD 72 per ADS. As of December 31, 2025, no ADSs are held in abeyance.

In consideration for the exercise of the existing warrants, the Company issued new unregistered Series A-1 warrants to purchase up to an aggregate of 24,897 ADSs and new unregistered Series A-2 warrants to purchase up to an aggregate of 31,438 ADSs. The new warrants are immediately exercisable at an exercise price of USD 80 per ADS. The Series A-1 warrants have a term of five years from the issuance date and the Series A-2 warrants have a term of twenty-four months from the issuance date. The cash received in the transaction was allocated to the new warrants, which were recorded as a liability at their fair value adjusted, for deferred difference between the transaction price and the fair value, of USD 2,028 thousand, and the exercise of the existing warrants was treated as a reclassification from the receipt on account of warrants to share premium.

In addition, the Company issued to the placement agent (or its designees) unregistered compensation warrants to purchase up to 1,972 ADSs at an exercise price of USD 90 per ADS at value of $100 thousand. The unregistered placement agent warrants are immediately exercisable and have a term of five years from the date of July 2, 2024.

4.

On October 19, 2023, in a registered direct offering on the NASDAQ, the Company raised USD 5 million gross (approximately USD 4.3 million net of placement agent fees). In this registered direct offering, the Company issued an aggregate of 12,150 ADSs at a purchase price of USD 230 per ADS and pre-funded warrants to purchase up to 9,589 ADSs. The Company also issued unregistered warrants to purchase up to an aggregate of 21,739 ADSs (hereinafter the “October 2023 warrants”) which are immediately exercisable, that were recorded as a liability at their fair value at a value of USD 5,348 thousand. The October 2023 warrants have a term of five and a half years and have an exercise price of USD 250 per ADS. During 2024, the pre-funded warrants and the October warrants were exercised as part of the warrant inducement transaction in July.

In connection with the offering and effective upon October 19, 2023, the Company amended certain existing warrants to purchase up to an aggregate of 3,158 ADSs that were previously issued in June 2020 and June 2018 at exercise prices of USD 1,800 and USD 5,600 per ADS, respectively, such that the amended warrants have a reduced exercise price of USD 250 per ADS and an extended term of five and a half years from the closing of the offering. The Company recorded USD 761 thousand in issuance expenses in relation to the amendment. During 2024, these warrants were exercised as part of the warrant inducement transaction in July.

In addition, the Company issued to the placement agent (or its designees) unregistered compensation warrants to purchase up to 1,522 ADSs at a value of USD 357 thousand at an exercise price of USD 287.5 per ADS. The unregistered placement agent warrants are immediately exercisable and have a term of five years from the date of October 19, 2023.

In connection with the October 2023 Offering, the Company issued 3,498 ADSs pursuant to an anti-dilution mechanism of that certain Lock-Up and Registration Rights Agreements entered into with former Immunorizon shareholders in connection with the acquisition of Immunorizon in February 2023.

5.

On June 9, 2021, the Company entered into a sales agreement with Jefferies LLC for the sale of ADSs. Under the terms of the agreement, the Company may offer and sell ADSs from time to time through Jefferies, acting as the Company’s sales agent. The Company initially filed a prospectus for a USD 50 million “at the market” equity offering program (“ATM Program”), which was subsequently reduced to $21 million on March 23, 2022, to USD 3.0 million on October 17, 2023, and to $1.33 million on January 6, 2025. On September 20, 2025, the Company decided to terminate its engagement with Jefferies LLC in connection with the management of its ADS program and to engage H.C. Wainwright & Co., LLC.

During 2025, 2024 and 2023, the Company sold, under the ATM Program, 439,836, 457,801 and 52,202 ADSs at an average price of USD 2.7, USD 9 and USD 32.6 per ADS and raised USD 1.13 million, USD 2.97 million and USD 1.56 million gross (approximately USD 1.09 million, USD 2.85 million and USD 1.5 million net of placement agent fees), respectively.

E.	Other equity transactions

	1.	During 2025, the Company issued 2,596 thousand ordinary shares upon the vesting of restricted share units (RSUs) granted to officers, directors and employees.

On October 29, 2025, the Company issued 51,220 thousand ordinary shares. These shares constituted part of the securities issued in connection with the offering conducted in September 2025.

	2.	During 2024, the Company issued 3,142 thousand ordinary shares on account of vested RSUs granted in 2021, 2022, 2023 to officers, board members and employees.

	3.	During 2023, the Company issued 3,680 thousand ordinary shares on account of vested RSUs granted in 2021, 2022 to officers, board members and employees.

	4.	During 2022, the Company issued 1,380 thousand ordinary shares on account of vested RSUs granted in 2020 and 2021 to officers, board members and employees.

5.	In February 2023 the Company acquired Immunoraizon – see note 4C.

F.	Non-controlling interests

The following table summarizes the information relating to Tyrnovo that has non-controlling interests of 1.53%, before any intra-group eliminations:

	December 31, 2025	December 31, 2024
TyrNovo Ltd.	in USD thousands
Non-current assets	5	6
Current assets	375	184
Current liabilities	(26,831)	(25,901)
Net assets	(26,451)	(25,711)
Net assets attributable to non-controlling interests	(405)	(394)
Loss for the year	739	2,545
Loss allocated to non-controlling interests	11	39